Common, subordinated and preferred units - Additional information (Details)	9 Months Ended
	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Series A Preferred Stock [Member]
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred stock distribution rate, Percentage	8.75%
Partners Capital Distribution Amount Per Unit	$ 2.1875
Preferred Stock, Par or Stated Value Per Share	$ 25.00
Common Unit Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units | shares	15,257,498	15,257,498	2,101,438
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units | shares	15,257,498	15,257,498
Conversion ratio	1